Summary of Significant Accounting Policies (Narrative) (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net gain on sales of investment securities	$ 12,000	$ 213,000	$ 20,000	$ 213,000	$ 1,046,000	$ 325,000	$ 168,000
Held-to-maturity Securities	71,096,000		71,096,000		0	0
Mortgage banking income	225,000	246,000	416,000	432,000	922,000	456,000	313,000
Other securities	64,000	$ 78,000	107,000	$ 172,000	304,000	382,000	155,000
Residential real estate held in other real estate owned					57,000	358,000
Foreclosure proceedings in process	$ 140,000		$ 140,000		426,000	0
Mortgage servicing rights					144,000	174,000
Mortgage servicing rights, amortization					30,000	24,000	36,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures					321,000	365,000
Low Income Housing Tax Credit					$ 46,000	46,000	46,000
Core Deposit Intangible, Amortization Period					10 years
Goodwill, Impairment Loss					$ 0	$ 0	$ 0
Class of warrant or right, outstanding	0	0	0	0	0	0	0
Federal Home Loan Bank of Pittsburgh [Member]
Other securities					$ 135,000	$ 250,000
Restricted investments					2,443,000	4,266,000
Reserve for Off-balance Sheet Activities [Member]
Valuation Allowances and Reserves, Balance					$ 120,000	$ 94,500
Commercial Portfolio [Member]
Loan Terms					1 year
Loan To Value Ratio					80.00%
Maximum [Member]
Maturity of interest bearing time deposits with other financial institutions					1 year
Non-residential consumer loans charged off on contractual basis in event of bankruptcy, in period					120 days
Maximum [Member] | Building Assets [Member]
Property, Plant and Equipment, Useful Life					50 years
Maximum [Member] | Furniture, Fixtures, and Equipment [Member]
Property, Plant and Equipment, Useful Life					10 years
Maximum [Member] | Land Improvements [Member]
Property, Plant and Equipment, Useful Life					20 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life					30 years
Maximum [Member] | Home equity lines of credit [Member]
Loan Terms					20 years
Loan To Value Ratio					85.00%
Maximum [Member] | Home Equity Lines Of Credit [Member]
Loan Terms					5 years
Maximum [Member] | Residential Portfolio [Member]
Loan Terms					30 years
Loan To Value Ratio					100.00%
Loan To Value Ratio, Exposure After Private Mortgage Insurance					85.00%
Minimum [Member] | Building Assets [Member]
Property, Plant and Equipment, Useful Life					5 years
Minimum [Member] | Furniture, Fixtures, and Equipment [Member]
Property, Plant and Equipment, Useful Life					3 years
Minimum [Member] | Land Improvements [Member]
Property, Plant and Equipment, Useful Life					10 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life					10 years